LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES
Schedule of carrying amounts of right of use assets

			Transmission
			installation and
	Land rights	Buildings	equipment	Vehicles	Others	Total
As at January 1, 2022	5,338	630	12,739	408	138	19,253
Additions	1,179	121	8,205	488	23	10,016
Deductions and reclassifications	(178)	(22)	(2,122)	(198)	8	(2,512)
Depreciation expense	(891)	(187)	(3,935)	(178)	(35)	(5,226)
As at December 31, 2022	5,448	542	14,887	520	134	21,531
Additions	1,764	156	7,477	227	893	10,517
Deductions and reclassifications	(42)	(88)	(2,837)	8	1	(2,958)
Depreciation expense	(1,036)	(148)	(3,469)	(236)	(177)	(5,066)
As at December 31, 2023	6,134	462	16,058	519	851	24,024

Schedule of carrying amounts of the lease liabilities and the movements

	2022	2023

As at January 1	15,888	18,473
Accretion of interest	975	1,015
Additions (Note 36a)	10,006	10,407
Deductions	(8,396)	(9,593)
As at December 31	18,473	20,302
Current	(4,772)	(5,458)
Non-current	13,701	14,844

Schedule of maturity analysis of lease payments

	2022	2023
No later than a year	5,741	6,513
Later than 1 year and no later than 5 years	11,278	11,460
Later than 5 years	4,889	6,429
Total lease payments	21,908	24,402
Interest	(3,435)	(4,100)
Net present value of lease payments	18,473	20,302
Current	(4,772)	(5,458)
Non-current	13,701	14,844

Schedule of Expenses Relating to Right of Use Assets

	2022	2023
Depreciation expense of right-of-use assets	5,226	5,066
Expense relating to short-term leases	3,821	3,743
Interest expense on lease liabilities	975	1,015
Expense relating to leases of low-value assets	52	27

Schedule of future lease payments and receipts for operating lease agreements

	2022	2023
Less than 1 year	2,582	5,099
1-5 years	8,354	9,412
More than 5 years	5,107	5,098
Total	16,043	19,609